UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2009            (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

November 30, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks—98.7%
Consumer Discretionary—9.2%
Autoliv, Inc.	20,100		$816,261
Comcast Corp., Class A	40,500		594,135
Ford Motor Co.*	96,400		856,996
Fortune Brands, Inc.	24,900		956,409
Gannett Co., Inc.	104,300	[2]	1,031,527
Guess?, Inc.	26,100		967,005
J.C. Penney Co., Inc.	34,100		980,034
Jarden Corp.	20,800		570,960
Kohl's Corp.*	24,500		1,301,930
Liberty Media Corp.*	82,500		877,800
Newell Rubbermaid, Inc.	56,900	[2]	825,619
Wyndham Worldwide Corp.	71,100		1,320,327
Total Consumer Discretionary			11,099,003
Consumer Staples—1.5%
J. M. Smucker Co., The	10,600		626,248
Molson Coors Brewing Co.	12,100		547,041
Reynolds American, Inc.	12,900		644,484
Total Consumer Staples			1,817,773
Energy—18.7%
Alpha Natural Resources, Inc.*	19,100		706,700
Chevron Corp.	45,200		3,527,408
ConocoPhillips Co.	28,800		1,490,976
Devon Energy Corp.	22,900		1,542,315
El Paso Corp.	126,500		1,209,340
Exxon Mobil Corp.	41,300		3,100,391
Hess Corp.	26,000		1,506,960
Newfield Exploration Co.*	51,900		2,194,332
Noble Corp.	50,900		2,102,679
Occidental Petroleum Corp.	18,500		1,494,615
Whiting Petroleum Corp.*	50,700		3,156,075
XTO Energy, Inc.	14,000		594,160
Total Energy			22,625,951
Financials—25.9%
Ameriprise Financial, Inc.	38,100		1,452,372
Arch Capital Group, Ltd.*	14,100		984,744
Bank of America Corp.	147,200		2,333,120
Boston Properties, Inc.	26,000		1,741,480
Capital One Financial Corp.	31,500		1,208,340
Citigroup, Inc.	327,000		1,343,970
Comerica, Inc.	19,800		563,706
Discover Financial Services	61,600		952,336
Goldman Sachs Group, Inc.	9,650		1,637,219
Invesco, Ltd.	31,100		691,975
JPMorgan Chase & Co.	113,100		4,805,619
KeyCorp	95,000		556,700
Loews Corp.	17,000		602,140
PNC Financial Services Group, Inc., The	24,900		1,419,549
Prudential Financial, Inc.	41,400		2,063,790
Regions Financial Corp.	233,900		1,370,654
Simon Property Group, Inc.	24,328		1,767,673
Wells Fargo & Co.	144,500		4,051,780
XL Capital, Ltd.	81,300	[2]	1,488,603
Total Financials			31,035,770

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Health Care—11.3%
Amgen, Inc.*	47,300	$2,665,355
Cardinal Health, Inc.	18,700	602,701
Eli Lilly and Co.	18,300	672,159
Johnson & Johnson	15,800	992,872
Life Technologies Corp.	26,800	1,334,104
Merck & Co., Inc.	34,200	1,238,382
Pfizer, Inc.	206,700	3,755,739
UnitedHealth Group, Inc.	43,200	1,238,544
Universal Health Services, Inc., Class B	18,300	1,022,787
Total Health Care		13,522,643
Industrials—11.2%
Caterpillar, Inc.	10,500	613,095
Cooper Industries PLC, Class A	49,300	2,104,617
Cummins, Inc.	22,900	1,028,210
Fluor Corp.	32,100	1,363,608
General Dynamics Corp.	18,600	1,225,740
General Electric Co.	37,900	607,158
Ingersoll-Rand PLC	46,100	1,630,557
ITT Industries, Inc.	37,450	1,936,914
Stanley Works, The	27,900	1,355,103
Textron, Inc.	79,300	1,589,965
Total Industrials		13,454,967
Information Technology—6.5%
Advanced Micro Devices, Inc.*	89,600	628,096
Akamai Technologies, Inc.*	19,500	468,000
EMC Corp.*	75,400	1,268,982
Micron Technology, Inc.*	179,700	1,351,344
Seagate Technology, Inc.	98,400	1,488,792
Sybase, Inc.*	16,000	643,840
Tellabs, Inc.*	82,300	461,703
Tyco Electronics, Ltd.	37,000	858,770
Xerox Corp.	77,200	594,440
Total Information Technology		7,763,967
Materials—7.4%
Celanese Corp.	31,500	937,440
Cliffs Natural Resources, Inc.	49,600	2,185,376
Dow Chemical Co.	59,600	1,655,688
Freeport McMoRan Copper & Gold, Inc., Class B*	23,000	1,904,400
Walter Industries, Inc.	32,250	2,212,350
Total Materials		8,895,254
Telecommunication Services—4.5%
AT&T, Inc.	107,800	2,904,132
Qwest Communications International, Inc.	332,300	1,212,895
Verizon Communications, Inc.	41,400	1,302,444
Total Telecommunication Services		5,419,471
Utilities—2.5%
AES Corp., The*	122,600	1,561,924
American Electric Power Co., Inc.	44,400	1,429,236
Total Utilities		2,991,160
Total Common Stocks (cost $105,496,994)		118,625,959
Short-Term Investments—1.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.15%[3]	657,000	657,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	195,236	37,583
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	1,457,414	1,457,414
Total Short-Term Investments (cost $2,309,650)		2,151,997
Total Investments—100.5% (cost $107,806,644)		120,777,956
Other Assets, less Liabilities—(0.5)%		(659,977)
Net Assets—100.0%		$120,117,979

Systematic Mid Cap Value Fund

November 30, 2009

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks—98.9%
Consumer Discretionary—14.0%
Autoliv, Inc.	43,025		$1,747,245
Fortune Brands, Inc.	28,400		1,090,844
Gannett Co., Inc.	79,800		789,222
Guess?, Inc.	26,825		993,866
Jarden Corp.	46,500		1,276,425
Kohl's Corp.*	16,750		890,095
Liberty Media Corp.*	109,485		1,164,920
Newell Rubbermaid, Inc.	66,700	[2]	967,817
Phillips-Van Heusen Corp.	59,750		2,390,000
Wyndham Worldwide Corp.	106,450		1,976,777
Total Consumer Discretionary			13,287,211
Consumer Staples—5.4%
Bare Escentuals, Inc.*	71,000		908,090
Dr Pepper Snapple Group, Inc.*	22,050		577,489
J. M. Smucker Co., The	31,100		1,837,388
Molson Coors Brewing Co.	11,550		522,176
Nu Skin Enterprises, Inc., Class A	47,150		1,262,677
Total Consumer Staples			5,107,820
Energy—9.5%
Alpha Natural Resources, Inc.*	30,500		1,128,500
El Paso Corp.	164,100		1,568,796
Newfield Exploration Co.*	44,300		1,873,004
Noble Corp.	40,900		1,689,579
Oil States International, Inc.*	19,900		713,813
Whiting Petroleum Corp.*	32,050		1,995,112
Total Energy			8,968,804
Financials—26.9%
Ameriprise Financial, Inc.	54,750		2,087,070
Arch Capital Group, Ltd.*	21,350		1,491,084
Boston Properties, Inc.	20,200		1,352,996
Discover Financial Services	117,350		1,814,231
First Niagara Financial Group, Inc.	170,700		2,251,533
Fulton Financial Corp.	144,600		1,246,452
Health Care REIT, Inc.	19,550		870,952
Home Properties of NY, Inc.	16,000		718,880
Hudson City Bancorp, Inc.	149,600		1,988,184
Invesco, Ltd.	20,750		461,688
Loews Corp.	13,550		479,941
Mack-Cali Realty Corp.	15,200		466,488
Prosperity Bancshares, Inc.	40,600		1,617,098
Prudential Financial, Inc.	60,200		3,000,970
Simon Property Group, Inc.	28,475		2,068,994
Stifel Financial Corp.*	34,250		1,839,910
UnumProvident Corp.	24,350		463,624
XL Capital, Ltd.	68,500		1,254,235
Total Financials			25,474,330

Schedule of Portfolio Investments (unaudited) Security Description	Shares	Value
Health Care—4.2%
Health Management Associates, Inc.*	287,700	$1,763,601
HealthSouth Corp.*	72,800	1,276,912
Life Technologies Corp.	18,775	934,619
Total Health Care		3,975,132
Industrials—10.0%
Cooper Industries PLC, Class A	40,800	1,741,752
Esterline Technologies Corp.*	12,300	496,797
Fluor Corp.	23,750	1,008,900
Ingersoll-Rand PLC	57,100	2,019,627
ITT Industries, Inc.	17,925	927,081
Stanley Works, The	26,750	1,299,248
Textron, Inc.	44,900	900,245
W. W. Grainger, Inc.	10,950	1,069,815
Total Industrials		9,463,465
Information Technology—8.3%
Amdocs, Ltd.*	30,950	818,009
Informatica Corp.*	33,050	741,972
JDS Uniphase Corp.*	121,600	898,624
Marvell Technology Group, Ltd.*	43,950	677,709
Micron Technology, Inc.*	161,100	1,211,472
Tyco Electronics, Ltd.	93,200	2,163,172
Western Digital Corp.*	17,400	641,016
Xerox Corp.	90,200	694,540
Total Information Technology		7,846,514
Materials—9.6%
Airgas, Inc.	29,925	1,384,031
Celanese Corp.	25,650	763,344
Cliffs Natural Resources, Inc.	41,400	1,824,084
Eastman Chemical Co.	15,550	934,866
Temple-Inland, Inc.	122,050	2,195,680
Thompson Creek Metals Co., Inc.*	126,550	1,516,069
Walter Industries, Inc.	7,375	505,925
Total Materials		9,123,999
Telecommunication Services—2.4%
NTELOS Holdings Corp.	96,500	1,622,165
Qwest Communications International, Inc.	189,200	690,580
Total Telecommunication Services		2,312,745
Utilities—8.6%
AES Corp., The*	148,100	1,886,794
American Electric Power Co., Inc.	60,850	1,958,761
CMS Energy Corp.	146,200	2,081,888
DTE Energy Co.	31,200	1,251,432
Northeast Utilities	19,850	478,584
NV Energy, Inc.	45,900	534,276
Total Utilities		8,191,735
Total Common Stocks (cost $83,644,504)		93,751,755
Short-Term Investments—2.4%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.15%[3]	862,000	862,000
BNY Institutional Cash Reserves Fund, Series B*[3,4]	11,479	2,210
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	1,476,464	1,476,464
Total Short-Term Investments (cost $2,349,943)		2,340,674
Total Investments—101.3% (cost $85,994,447)		96,092,429
Other Assets, less Liabilities—(1.3)%		(1,257,719)
Net Assets—100.0%		$94,834,710

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$109,965,984	$15,096,245	($4,284,273)	$10,811,972
Systematic Mid Cap Value Fund	87,586,003	11,819,749	(3,313,323)	8,506,426

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its November 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of November 30, 2009, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$852,630	0.7%
Systematic Mid Cap Value Fund	832,597	0.9%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks [1]	$118,625,959			$118,625,959
Short-Term Investments	2,114,414	$37,583	—	2,151,997

Total Investments in Securities	120,740,373	37,583	—	120,777,956

Other Financial Instruments [2]	—	—	—	—

Totals	$120,740,373	$37,583	—	$120,777,956

	Level 1	Level 2	Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks [1]	$93,751,755			$93,751,755
Short-Term Investments	2,338,464	$2,210	—	2,340,674

Total Investments in Securities	96,090,219	2,210	—	96,092,429

Other Financial Instruments [2]	—	—	—	—

Totals	$96,090,219	$2,210	—	$96,092,429

[1]	The common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

[2]

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Investments Definitions and Abbreviations:

REIT: Real Estate Investment Trust.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: January 29, 2010

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 29, 2010